Related Party Transactions (Details) - USD ($)	1 Months Ended				8 Months Ended	12 Months Ended
	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Nov. 05, 2021	Apr. 18, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000
Price per share (in Dollars per share)				$ 0.005
Shares of common stock (in Shares)		4,743,750	862,500	5,175,000
Shares of common stock (in Dollars per share)				$ 0.0001
Stock dividend, description		the Company effected a 1.1- for-1 stock dividend of its common stock
Shares subject to forfeiture (in Shares)						618,750
Common stock exceeds per share (in Dollars per share)						$ 12
Aggregate principal amount							$ 200,000	$ 150,000
Additional advanced from sponsor						$ 4,841
Related party amount	$ 25,000
Convertible loans						$ 1,500,000
Warrants price per share (in Dollars per share)						$ 1
Administrative service fee						$ 25,000
Operating expenses					$ 1,613
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount						3,795,000
Borrowed						200,000
Trust account deposit amount						$ 1,897,500
Trust account per share (in Dollars per share)						$ 0.1
Aggregate price per share (in Dollars per share)						$ 0.2
Administrative Service Fee [Member]
Related Party Transactions (Details) [Line Items]
Rental expenses						$ 5,000